Income Taxes Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consist of the following:

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$—	$—	$45
State	193	324	274
Foreign	62	54	—
	255	378	319
Deferred:
Federal	843	843	843
State	126	126	126
	969	969	969
	$1,224	$1,347	$1,288

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefits	(0.6)%	(2.7)%	(1.5)%
Permanent items	(7.2)%	(0.7)%	(0.8)%
Valuation allowance	(30.8)%	(44.0)%	(40.0)%
Effective income tax rate	(3.6)%	(12.4)%	(7.3)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
December 31, 2012 and 2011:

	December 31,
	2012	2011
Deferred tax assets:
Current
Accounts receivable	$5,016	$7,382
Deferred revenue	4,042	4,625
Other	403	325

Total deferred tax assets-current	9,461	12,332
Noncurrent
Net operating loss carry forwards	59,559	78,504
Customer lists	6,545	7,215
Trademark	1,562	1,741
Other	4,156	4,818
Total deferred tax assets-noncurrent	71,822	92,278

Total deferred tax assets	$81,283	$104,610
Deferred tax liabilities:
Current:
Other Current Liabilities	231	249
Total Deferred tax liabilities - Current	231	249
Noncurrent
Customer Lists	$2,395	$3,568
Other Non-current liabilities	90	775
Goodwill	5,948	4,979
Accelerated Depreciation	6,590	7,552

Total deferred tax liabilities-noncurrent	$15,023	$16,874
Net deferred tax assets — current:
Total Deferred tax assets-Current	$9,461	$12,332
Total Deferred tax liabilities - Current	231	249
Valuation allowance	(9,230)	(12,083)

Net current deferred tax assets	$—	$—
Net deferred tax liabilities — noncurrent:
Deferred tax assets-noncurrent	$71,822	$92,278
Deferred tax liabilities-noncurrent	15,023	16,874
Valuation allowance	(62,747)	(80,383)

Net noncurrent deferred tax liabilities	$(5,948)	$(4,979)